Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (14,838,055)	$ 12,292,247	$ 3,623,833
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(18,767,940)	16,163,819	3,449,968
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	3,232,623	(5,346,364)	14,996,351
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	1,187,589	1,481,999	1,137,068
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(4,970,130)	10,540,737	2,528,322
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	307,570	(12,870)	2,650
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	613,103	(468,732)	(2,656,939)
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(331,892)	(460,102)	467,959
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(18,806,803)	10,429,151	(13,025,443)
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 3,929,885	$ (3,871,572)	$ 173,865